PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Depreciation	$ 996	$ 2,216	$ 1,992	$ 4,043	$ 7,513	$ 5,485
Capitalized Property					$ 1,000
Capitalized Property	$ 1,000		$ 1,000
Minimum Range [Member]
Estimated useful life			3 years		3 years
Maximum Range [Member]
Estimated useful life			7 years		7 years